Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2014	Jul. 31, 2024	Jul. 31, 2024
C000110176
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Arrow DWA Tactical: Balanced Fund
Average Annual Return, Percent	0.54%		4.06%	3.33%
C000110177
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Arrow DWA Tactical: Balanced Fund
C000110178
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Arrow DWA Tactical: Balanced Fund
C000110179
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Arrow DWA Tactical: Macro Fund
Average Annual Return, Percent	(0.51%)		5.80%	4.90%
C000110180
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Arrow DWA Tactical: Macro Fund
C000110181
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Arrow DWA Tactical: Macro Fund
C000110182
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Arrow Managed Futures Strategy Fund
Average Annual Return, Percent	(12.91%)		5.69%	4.76%
C000110183
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Arrow Managed Futures Strategy Fund
C000110184
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Arrow Managed Futures Strategy Fund
Without Sales Load [Member] | C000110176
Average Annual Return [Line Items]
Average Annual Return, Percent	6.64%		5.31%	3.94%
Without Sales Load [Member] | C000110177
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%		4.52%	3.16%
Without Sales Load [Member] | C000110178
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%		5.58%	4.20%
Without Sales Load [Member] | C000110179
Average Annual Return [Line Items]
Average Annual Return, Percent	5.61%		7.07%	5.52%
Without Sales Load [Member] | C000110180
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%		6.22%	4.72%
Without Sales Load [Member] | C000110181
Average Annual Return [Line Items]
Average Annual Return, Percent	5.84%		7.31%	5.77%
Without Sales Load [Member] | C000110182
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.56%)		6.95%	5.38%
Without Sales Load [Member] | C000110183
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.40%)		6.10%	4.59%
Without Sales Load [Member] | C000110184
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.44%)		7.16%	5.61%
Morningstar Global Flexible Allocation EW Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Flexible Allocation EW Index
Average Annual Return, Percent	8.07%		4.48%	3.64%
Morningstar Global Flexible Allocation EW Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Flexible Allocation EW Index
Average Annual Return, Percent	8.07%		4.48%	3.64%
Morningstar Global Flexible Allocation EW Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Flexible Allocation EW Index
Average Annual Return, Percent	8.07%		4.48%	3.64%
Barclay Global Macro Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Barclay Global Macro Index
Average Annual Return, Percent	9.51%		7.22%	4.94%
Barclay Global Macro Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Barclay Global Macro Index
Average Annual Return, Percent	9.51%		7.22%	4.94%
Barclay Global Macro Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Barclay Global Macro Index
Average Annual Return, Percent	9.51%		7.22%	4.94%
Credit Suisse Managed Futures Liquid Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Credit Suisse Managed Futures Liquid Index
Average Annual Return, Percent	(1.70%)		3.58%	3.86%
Credit Suisse Managed Futures Liquid Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Credit Suisse Managed Futures Liquid Index
Average Annual Return, Percent	(1.70%)		3.58%	3.86%
Credit Suisse Managed Futures Liquid Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Credit Suisse Managed Futures Liquid Index
Average Annual Return, Percent	(1.70%)		3.58%	3.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	22.15%		15.00%	13.15%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	22.15%		15.00%	13.15%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	22.15%		15.00%	13.15%